Stockholders’ Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Summary of Warrant Activity

The Financing Warrants outstanding and exercisable as of June 30, 2021 are summarized as follows:

			Outstanding
			Classified as	Classified within
			Derivative	Stockholders’	Total
	Exercise	Expiration	Liabilities	Equity	Exercisable
	Price	Date	(Shares)	(Shares)	(Shares)
MDB Warrants	$0.20	November 4, 2021	-	327,490	327,490
Strome Warrants	0.50	June 15, 2023	1,500,000	-	1,500,000
B. Riley Warrants	1.00	October 18, 2025	875,000	-	875,000
MDB Warrants	1.15	October 19, 2022	-	119,565	119,565
MDB Warrants	2.50	October 19, 2022	-	60,000	60,000
Total outstanding and exercisable			2,375,000	507,055	2,882,055

A summary of the Financing Warrants activity during the years ended December 31, 2020 and 2019 is as follows:

			Weighted
			Average
		Weighted	Remaining
	Number	Average	Contractual
	of	Exercise	Life
	Shares	Price	(in Years)
Financing Warrants outstanding at January 1, 2019	3,949,018	$0.64	4.81
Exercised	(1,066,963)
Financing Warrants outstanding at December 31, 2019	2,882,055	0.80	3.95
Financing Warrants outstanding at December 31, 2020	2,882,055	0.60	2.94
Financing Warrants exercisable at December 31, 2020	2,882,055	0.60	2.94

Summary of Restricted Stock Award Activity

A summary of the restricted stock award activity during the years ended December 31, 2020 and 2019 is as follows:

	Number of Shares		Weighted Average Grant-Fair
	Unvested	Vested	Value Date
Restricted stock awards outstanding at January 1, 2019	6,309,874	10,484,046	$0.50
Issued	833,333	-	0.48
Vested	(3,926,542)	3,926,542
Forfeited	(825,000)	(402,512)
Restricted stock awards outstanding at December 31, 2019	2,391,665	14,008,076	0.56
Issued	562,500	-	0.18
Vested	(2,237,500)	2,237,500
Restricted stock awards subject to repurchase	-	(1,064,549)
Forfeited	(399,998)	(746,813)
Restricted stock awards outstanding at December 31, 2020	316,667	14,434,214	0.42

Schedule of Common Stock Financing Warrants Outstanding and Exercisable

The Financing Warrants outstanding and exercisable as of December 31, 2020 are summarized as follows:

			Outstanding
	Exercise Price	Expiration Date	Classified as Derivative Liabilities (Shares)	Classified within Stockholders’ Equity (Shares)	Total Exercisable (Shares)
MDB Warrants	$0.20	November 4, 2021	-	327,490	327,490
Strome Warrants	0.50	June 15, 2023	1,500,000	-	1,500,000
B. Riley Warrants	1.00	October 18, 2025	875,000	-	875,000
MDB Warrants	1.15	October 19, 2022	-	119,565	119,565
MDB Warrants	2.50	October 19, 2022	-	60,000	60,000
Total outstanding and exercisable			2,375,000	507,055	2,882,055